12. INCENTIVE SHARES (Details Narrative) (USD $)	3 Months Ended		9 Months Ended		10 Months Ended	12 Months Ended	22 Months Ended	31 Months Ended
	Sep. 30, 2013	Sep. 30, 2012	Sep. 30, 2013	Sep. 30, 2012	Dec. 31, 2011	Dec. 31, 2012	Dec. 31, 2012	Sep. 30, 2013
Incentive Shares Details Narrative
Compensation expense related to incentive shares	$ 1,741,908	$ 2,029,505	$ 7,027,675	$ 14,014,402	$ 1,979,299	$ 22,410,222	$ 24,389,521	$ 26,419,022
Unrecognized compensation cost	$ 1,294,232		$ 1,294,232			$ 844,973	$ 844,973	$ 1,294,232
Unrecognized compensation cost, weighted average period of recognition			2 years 3 months			1 year 8 months 8 days